Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consist of the following:

	As of December 31,
	2024	2025	2025
	HKD	HKD	US$
Furniture, fixtures, and office equipment	858,303	3,726,179	478,740
Leasehold improvement	5,999,129	7,758,478	996,811
Total	6,857,432	11,484,657	1,475,551
Less: accumulated depreciation	(2,111,354)	(4,047,426)	(520,014)
Property and equipment, net	4,746,078	7,437,231	955,537